Fair value measurement - Additional information - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 3,111	$ 2,661
Financial assets, financial instruments not offset in the consolidated statement of financial position	(122)	(115)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,249)	(901)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(1,478)	(1,571)
Net amount of financial assets	262	74
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,587)	(264)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	122	115
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	313	134
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,140
Net amount of financial liabilities	(12)	(15)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(203)	(216)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	122	115
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	69	86
Net amount of financial liabilities	(12)	(15)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,384)	(48)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	244	48
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,140
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	2,523	1,708
Financial assets, financial instruments not offset in the consolidated statement of financial position	(122)	(115)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(1,249)	(901)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(890)	(618)
Net amount of financial assets	262	74
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	588	953
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (588)	$ (953)